Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 34,139,450
Contract to fair value adjustment for Common/collective trusts beginning of year	566,239
Contract to fair value adjustment for Common/collective trusts end of year	(303,512)
Net increase in net assets available per Form 5500	$ 34,402,177